8. Secured Convertible Notes (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Aug. 17, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Beneficial conversion feature	$ (1,686,667)	$ (353,333)		$ (2,008,907)	$ (353,333)	$ (353,333)	$ 0
Warrants issued						930,001
Proceeds from issuance of convertible debt						$ 4,186,054	$ 0
Securities Purchase Agreement [Member]
Proceeds from offering						4,500,000
Beneficial conversion feature						1,561,111
Amortization discount						$ 678,016
August 2018 Purchase Agreement [Member] | Securities Purchase Agreement [Member] | Certain Investors [Member]
Warrants issued			1,800,000
Proceeds from issuance of convertible debt			$ 4,186,054
Debt face amount			$ 4,500,000